Commitments	12 Months Ended
Dec. 31, 2023
Commitments
Commitments
27 Commitments

a. Contracts

Subsidiary Ultracargo Logística has agreements with CODEBA, with Complexo Industrial Portuário Governador Eraldo Gueiros and with Empresa Maranhense de Administração Portuária, in connection with its port facilities in Aratu, Suape and Itaqui, respectively. Such agreements establish a minimum cargo movement, as shown below:

Port	Minimum movement per year	Maturity
Aratu (*)	900,000 ton.	2022
Suape	250,000 ton.	2027
Suape	400,000 ton.	2029
Aratu	465,403 ton.	2031
Itaqui	1,468,105 m3	2049

(*)	Contract in the process of being renewed with the appropriate body, being judicialized by favorable decision, until the public entity completes the analysis so that the new amendment is signed. In a decision by the Ministry of Infrastructure, the investment plans presented by Ultracargo were preliminarily approved, and the Waterway Transport Regulatory Agency (ANTAQ) approved the technical, economic and environmental feasibility study of this extension project.

If the annual movement is less than the minimum contractual movement, the subsidiary is liable to pay the difference between the effective movement and the minimum contractual movement, based on the port tariff rates in effect on the date established for payment. As of December 31, 2023, these rates were R$ 9.22 and R$ 3.05 per ton for Aratu and Suape, respectively, and R$ 0.98 per m³ for Itaqui. According to contractual conditions and tolerances, as of December 31, 2023, there were no material pending issues regarding the minimum limits of the contract.